Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	$ 20,410,983	$ 622,476	$ 19,662,937
Investments in joint venture	12,357	377	15,377
Investments accounted for using the equity method	$ 20,423,340	$ 622,853	$ 19,678,314	$ 14,679,346